Investment In Joint Ventures And Associates - Financial information relating to investments in joint ventures and associates accounted for using the equity method of accounting (Details)
$ in Thousands, ₩ in Millions
	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2021 USD ($)
Equity method investment summarized financial information [Line Items]
Assets	₩ 447,183,871		₩ 399,081,017	₩ 361,980,724	$ 376,227,386
Liabilites	418,378,768		372,355,172	336,488,392	$ 351,992,906
Other comprehensive income(loss)	170,181	$ 143,178	(82,207)	51,782
Total comprehensive income(loss)	2,932,460	$ 2,467,155	1,433,042	₩ 2,089,378
W Service Networks Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	6,208		6,305
Liabilites	2,504		2,448
Operating revenue	17,019		18,525
Net income(loss)	840		1,197
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	840		1,197
Korea Credit Bureau Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	113,859		117,077
Liabilites	21,284		37,599
Operating revenue	127,751		107,810
Net income(loss)	20,486		13,391
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	20,486		13,391
Korea Finance Security Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	34,957		36,978
Liabilites	14,286		16,536
Operating revenue	57,462		60,599
Net income(loss)	249		(1,985)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	249		(1,985)
Woori Growth Partnerships New Technology Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	54,173		65,390
Liabilites	231		252
Operating revenue	3,807		1,589
Net income(loss)	(2,228)		(9,601)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(2,228)		(9,601)
2016KIF-IMM Woori Bank Technology Venture Fund
Equity method investment summarized financial information [Line Items]
Assets	63,983		64,109
Liabilites	837		1,198
Operating revenue	23,010		7,425
Net income(loss)	21,119		6,201
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	21,119		6,201
K BANK Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	14,021,789		4,040,051
Liabilites	12,291,131		3,530,074
Operating revenue	250,502		68,144
Net income(loss)	19,348		(83,989)
Other comprehensive income(loss)	(32,072)		(1,354)
Total comprehensive income(loss)	(12,724)		(85,343)
Smart Private Equity Fund No.2
Equity method investment summarized financial information [Line Items]
Assets			13,667
Liabilites			51
Operating revenue			1
Net income(loss)			(204)
Other comprehensive income(loss)			0
Total comprehensive income(loss)			(204)
Woori Bank-Company K Korea Movie Asset Fund
Equity method investment summarized financial information [Line Items]
Assets	1,383		11,273
Liabilites	2		119
Operating revenue	1,075		1,926
Net income(loss)	543		1,461
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	543		1,461
Well to Sea No.3 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets			22,001
Liabilites			3,102
Operating revenue			610,535
Net income(loss)			16,061
Other comprehensive income(loss)			3,976
Total comprehensive income(loss)			20,037
Partner One Value Up I Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	28,273		42,205
Liabilites	0		0
Operating revenue	11,972		308
Net income(loss)	10,914		(329)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	10,914		(329)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Equity method investment summarized financial information [Line Items]
Assets	56,363		46,542
Liabilites	597		655
Operating revenue	11,422		1,024
Net income(loss)	10,077		(411)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	10,077		(411)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	15,799		15,747
Liabilites	5		0
Operating revenue	0		284
Net income(loss)	(332)		(85)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(332)		(85)
Woori-Shinyoung Growth-Cap Private Equity Fund 1
Equity method investment summarized financial information [Line Items]
Assets	82,087		110,452
Liabilites	314		825
Operating revenue	83,143		23,875
Net income(loss)	81,550		21,106
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	81,550		21,106
LOTTE CARD Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	15,980,312		14,578,716
Liabilites	13,460,156		12,238,805
Operating revenue	1,499,867		1,255,593
Net income(loss)	184,919		78,781
Other comprehensive income(loss)	25,612		(9,040)
Total comprehensive income(loss)	210,531		69,741
Woori-Q Corporate Restructuring Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	121,057		58,355
Liabilites	555		433
Operating revenue	327		206
Net income(loss)	(1,547)		(1,590)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(1,547)		(1,590)
PCC-Woori LP Secondary Fund
Equity method investment summarized financial information [Line Items]
Assets	31,585		20,927
Liabilites	0		4
Operating revenue	5,720		2,082
Net income(loss)	4,162		1,425
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	4,162		1,425
Force TEC Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	11,904		47,077
Liabilites	23,508		45,552
Operating revenue	20,941		25,914
Net income(loss)	(9,188)		(415)
Other comprehensive income(loss)	0		(2,745)
Total comprehensive income(loss)	(9,188)		(3,160)
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Equity method investment summarized financial information [Line Items]
Assets	10,073		10,025
Liabilites	1		1
Operating revenue	41		187
Net income(loss)	37		23
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	37		23
Genesis Environmental Energy Company 1st Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	20,610		16,192
Liabilites	3,941		118
Operating revenue	11,347		1,400
Net income(loss)	694		974
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	694		974
Union Technology Finance Investment Association
Equity method investment summarized financial information [Line Items]
Assets	41,996		15,151
Liabilites	290		51
Operating revenue	13		1
Net income(loss)	(1,168)		(50)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(1,168)		(50)
Godo Kaisha Oceanos 1
Equity method investment summarized financial information [Line Items]
Assets	66,087		66,793
Liabilites	45,367		45,472
Operating revenue	3,141		1,425
Net income(loss)	267		14
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	267		14
Japanese Hotel Real Estate Private Equity Fund No.2
Equity method investment summarized financial information [Line Items]
Assets	16,104		16,293
Liabilites	14		15
Operating revenue	911		1,359
Net income(loss)	1,196		1,271
Other comprehensive income(loss)	(373)		(940)
Total comprehensive income(loss)	823		331
Woori High plus G.B. Securities Feeder Fund1(G.B.)
Equity method investment summarized financial information [Line Items]
Assets			27,870
Liabilites			0
Operating revenue			148
Net income(loss)			148
Other comprehensive income(loss)			0
Total comprehensive income(loss)			148
Woori G Clean Energy No.1
Equity method investment summarized financial information [Line Items]
Assets			3,496
Liabilites			1
Operating revenue			33
Net income(loss)			32
Other comprehensive income(loss)			0
Total comprehensive income(loss)			32
Woori Goseong Power EBL Private Special Asset Fund
Equity method investment summarized financial information [Line Items]
Assets			90,728
Liabilites			21
Operating revenue			3,060
Net income(loss)			2,969
Other comprehensive income(loss)			0
Total comprehensive income(loss)			2,969
Woori Seoul Beltway Private Special Asset Fund No.1
Equity method investment summarized financial information [Line Items]
Assets	30,206		22,452
Liabilites	1		1
Operating revenue	536		352
Net income(loss)	500		323
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	500		323
Portone-Cape Fund No.1
Equity method investment summarized financial information [Line Items]
Assets	2,447		4,800
Liabilites	0		0
Operating revenue	1,050		0
Net income(loss)	947		0
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	947		0
Woori FirstValue Private Real Estate Fund No.2
Equity method investment summarized financial information [Line Items]
Assets	69,672		20,220
Liabilites	63,309		2,467
Operating revenue	0		9
Net income(loss)	(5,303)		(9)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(5,303)		(9)
Woori Star50 Master Fund ClassC-F
Equity method investment summarized financial information [Line Items]
Assets			1,011
Liabilites			246
Operating revenue			11
Net income(loss)			11
Other comprehensive income(loss)			0
Total comprehensive income(loss)			11
JC Assurance No.2 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	118,397		98,431
Liabilites	0		13
Operating revenue	0		0
Net income(loss)	(1,040)		(732)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(1,040)		(732)
Dream Company Growth no.1 PEF
Equity method investment summarized financial information [Line Items]
Assets	28,533		28,727
Liabilites	44		43
Operating revenue	0		0
Net income(loss)	1,500		(116)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	1,500		(116)
HMS-Oriens 1st Fund
Equity method investment summarized financial information [Line Items]
Assets	52,659		52,685
Liabilites	28		53
Operating revenue	2,750		90
Net income(loss)	2,179		20
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	2,179		20
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1
Equity method investment summarized financial information [Line Items]
Assets	257,891		402,015
Liabilites	0		0
Operating revenue	3,239		10,727
Net income(loss)	3,239		10,727
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	3,239		10,727
Dicustody Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	98
Liabilites	0
Operating revenue	0
Net income(loss)	(2)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(2)
WooriG Senior Loan General Type Private Investment Trust No.1
Equity method investment summarized financial information [Line Items]
Assets			240,414
Liabilites			15
Operating revenue			1,721
Net income(loss)			1,584
Other comprehensive income(loss)			0
Total comprehensive income(loss)			1,584
Woori MultiReturn Securities Investment Trust 3 (Balanced Bond)
Equity method investment summarized financial information [Line Items]
Assets	101,644
Liabilites	51,530
Operating revenue	5
Net income(loss)	2
Other comprehensive income(loss)	0
Total comprehensive income(loss)	2
Woori Short-term Bond Securities Investment Trust (Bond) ClassC-F
Equity method investment summarized financial information [Line Items]
Assets	1,209,228
Liabilites	158,524
Operating revenue	89
Net income(loss)	79
Other comprehensive income(loss)	0
Total comprehensive income(loss)	79
WOORI TAERIM 1st Fund
Equity method investment summarized financial information [Line Items]
Assets	4,047		1,192
Liabilites	172		86
Operating revenue	0		0
Net income(loss)	2,770		(22)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	2,770		(22)
KIWOOM WOORI Financial 1st Investment Fund
Equity method investment summarized financial information [Line Items]
Assets	10,818		10,986
Liabilites	111		57
Operating revenue	1		0
Net income(loss)	(221)		(71)
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	(221)		(71)
DeepDive WOORI 20211 Financial Investment Fund
Equity method investment summarized financial information [Line Items]
Assets	8,340
Liabilites	0
Operating revenue	0
Net income(loss)	(60)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(60)
Darwin Green Packaging Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	19,387
Liabilites	0
Operating revenue	0
Net income(loss)	(213)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(213)
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust
Equity method investment summarized financial information [Line Items]
Assets	35,796
Liabilites	1
Operating revenue	(34)
Net income(loss)	(35)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(35)
Aarden Woori Apparel 1st Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	21,075
Liabilites	89
Operating revenue	0
Net income(loss)	(214)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(214)
Woori Zip 1
Equity method investment summarized financial information [Line Items]
Assets	52,259
Liabilites	35,833
Operating revenue	1,106
Net income(loss)	(26)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(26)
Woori Zip 2
Equity method investment summarized financial information [Line Items]
Assets	74,033
Liabilites	50,951
Operating revenue	1,536
Net income(loss)	(50)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(50)
KUM HWA Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	20
Liabilites	176
Operating revenue	58
Net income(loss)	(10)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(10)
JINMYUNGPLUS CO.,LTD.
Equity method investment summarized financial information [Line Items]
Assets	568
Liabilites	445
Operating revenue	209
Net income(loss)	5
Other comprehensive income(loss)	0
Total comprehensive income(loss)	5
Woori G Senior Loan Private Placement Investment Trust No.1
Equity method investment summarized financial information [Line Items]
Assets	406,634
Liabilites	25
Operating revenue	14,553
Net income(loss)	13,669
Other comprehensive income(loss)	0
Total comprehensive income(loss)	13,669
Genesis Eco No.1 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	38,369
Liabilites	4
Operating revenue	308
Net income(loss)	(377)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(377)
Paratus Woori Material Component Equipment joint venture company
Equity method investment summarized financial information [Line Items]
Assets	58,507
Liabilites	0
Operating revenue	7
Net income(loss)	(693)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(693)
Midas No. 8 Private Equity Joint Venture Company
Equity method investment summarized financial information [Line Items]
Assets	66,699
Liabilites	112
Operating revenue	1
Net income(loss)	(113)
Other comprehensive income(loss)	0
Total comprehensive income(loss)	(113)
Woori Hanhwa Eureka Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	40,817		50,382
Liabilites	133		235
Operating revenue	20,193		8,150
Net income(loss)	19,821		7,676
Other comprehensive income(loss)	0		0
Total comprehensive income(loss)	₩ 19,821		₩ 7,676